Earnings (Loss) per Common Share (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Weighted Average Number of Shares Outstanding, Diluted, Adjustment	217,265	0	0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		306,190	1,743,607